ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Deposit related to home renovation and furnishing services	1,630,275	1,304,835
Deposit related to home rental services (i)	1,434,338	1,550,187
Deposit related to new home transaction services	1,151,475	1,366,902
Deposit related to franchise services	1,103,229	1,241,484
Other tax payables	436,496	256,381
Accrued operating expenses	366,454	312,324
Amounts collected and payable on behalf of others (ii)	115,160	773,932
Payable of share repurchase consideration	94,925	56,778
Payable related to employees’ exercise of share-based awards	41,481	24,739
Deferred guarantee revenue	23,360	11,961
Others	871,312	688,554
Total	7,268,505	7,588,077
(i)	Deposit related to home rental services represents the rental deposit collected from tenants under the original model of home rental services.
(ii)	Amounts collected and payable on behalf of others refer to home purchase considerations collected from property buyers that have not yet been remitted to property sellers, and rental and related deposits collected from tenants under the new model of home rental services that are held by the Company on behalf of the property owners.